Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Assumptions Used for Calculating Fair Value of Stock Options Granted

The fair value of each option grant is estimated on the date of grant with the following assumptions:

	For the year ended December 31,
	2015	2016	2017
Exercise price	US$0.42	—	US$10.11
Risk free rate of interest	2.59%-2.95%	—	3.14%
Dividend yield	—	—	—
Life of option (years)	10	—	10
Volatility	46%-49%	—	46%

Summary of Stock Option Activity

A summary of the Group’s stock option activities for the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life In years	Aggregate Intrinsic Value US$
Outstanding as of December 31, 2014	2,192,161	$0.42	7.98	16,471
Granted	331,000	$0.42	—	—
Forfeited/expired	(24,000)	$0.42	—	—

Outstanding as of December 31, 2015	2,499,161	$0.42	7.28	28,540

Granted	—	—	—	—
Forfeited/expired	(62,500)	$0.42	—	—

Outstanding as of December 31, 2016	2,436,661	$0.42	6.24	34,423

Granted	1,320,000	$10.11	—	—
Forfeited/expired	(44,606)	$0.42	—	—
Exercise	(1,088,647)	$0.42	—	—

Outstanding as of December 31, 2017	2,623,408	$5.48	7.15	25,781

Exercisable as of December 31, 2017	1,161,247	$0.42	5.20	11,412

Summary of Restricted Stock Activity

A summary of the Group’s restricted stock activity for the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of RSU	Weighted Average Grant date fair value US$
Outstanding as of December 31, 2016	—	$—

Awarded	936,999	$9.75
Vested	(300)	$11.24

Outstanding as of December 31, 2017	936,699	$9.75